Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Gross carrying amount	$ 495,403,000	$ 3,455,000	$ 786,000
Less accumulated amortization	(16,230,000)	(383,000)	(147,000)
Net carrying amount	479,173,000	3,072,000	639,000
Customer relationships
Intangible Assets
Gross carrying amount	350,925,000	2,153,000	0
Rare earth quotas
Intangible Assets
Gross carrying amount	80,300,000	0
Patents
Intangible Assets
Gross carrying amount	39,753,000	0
Trade name
Intangible Assets
Gross carrying amount	16,586,000	786,000	786,000
Land use rights
Intangible Assets
Gross carrying amount	3,420,000	0
Other
Intangible Assets
Gross carrying amount	4,419,000	516,000	0
Molycorp Canada
Intangible Assets
Intangibles acquired in Molycorp Canada acquisition	$ 476,400,000